Capital management	9 Months Ended
Sep. 30, 2025
Capital management
Capital management

9.    Capital management

As of September 30, 2025 and December 31, 2024 total equity in percent of total assets was 45.0% and 47.0%, respectively, and debt and lease liabilities (including amounts directly associated with assets held for sale) in percent of total assets was 33.9% and 32.7%, respectively.

For details on the Company’s €1,000,000 share buy-back program (excluding ancillary transaction costs) and the initiation of its first tranche whereby shares shall be acquired up to a maximum of €600,000 including any true-ups over a period ending latest April 30, 2026, see note 3 d).

The Company’s financing structure and business model are reflected in its credit ratings. The Company is rated investment grade by S&P Global, Moody’s and Fitch.

The Company’s current corporate credit ratings and outlooks from the credit rating agencies are provided in the table below:

Rating (1)

	S&P Global	Moody’s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.